Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		December 31
	2015	2014

Income before income taxes and net (income) loss from equity accounted investee	$156,797	$160,274
Income tax expense at the combined basic rate	51,060	52,648
Large corporation and state tax	4,374	5,008
International financing	(23,195)	(23,296)
Withholding tax on foreign dividends	328	4,649
Tax on other non-deductible expenses	1,510	1,431
Non-taxable income	(3,342)	(2,696)
Net revisions to certain tax bases and tax rates	1,378	(2,137)
Other	808	(1,931)
Income tax expense	$32,921	$33,676

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31
	2015	2014

Deferred income tax assets
Unutilized tax loss carryforwards	$60,400	$62,614
Deferred financing costs and offering expenses	1,380	896
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	70,651	65,047
Tax value of intangibles and landfill assets in excess of their carrying value	-	6,407
Other	1,930	2,433
Valuation allowance	(16,684)	(16,684)
	132,244	135,280

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	89,921	100,108
Carrying value of intangibles and landfill assets in excess of their tax value	164,136	153,757
Other	8,157	8,263
	262,214	262,128
Net deferred income tax liabilities	$129,970	$126,848

Canada	$16,763	$25,098
U.S.	113,207	101,750
Net deferred income tax liabilities	$129,970	$126,848

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	December 31
	2015	2014
Income before income tax expense (recovery) and net income or loss from equity accounted investee
Canada	$65,978	$50,952
U.S.	24,043	42,619
Other	66,776	66,703
	$156,797	$160,274

Current income tax expense
Canada	$22,603	$28,570
U.S.	4,432	5,290
Other	271	166
	27,306	34,026

Deferred income tax expense (recovery)
Canada	(4,625)	(9,806)
U.S.	10,240	9,456
Other	-	-
	5,615	(350)
Total income tax expense	$32,921	$33,676